Security Deposits	12 Months Ended
Dec. 31, 2015
Security Deposits [Abstract]
Security Deposits

5. Security Deposits

In October 2014, the Company issued a $135,000 security deposit which replaced the previous letter of credit as part of the new capital lease obligations for equipment with Hewlett Packard Financial Services Company (“HP”). In November 2015, HP returned $60,000 of the security deposit. The Company recorded $75,000 and $135,000 under long-term security deposits on its Consolidated Balance Sheet as of December 31, 2015 and December 31, 2014, respectively.

In February 2015, the Company issued $200,659 as a security deposit as part of a new office rent lease (see Note 14). The Company recorded the $200,659 under long-term security deposits on its Consolidated Balance Sheet as of December 31, 2015.

In November 2015, the Company issued $3,751 as a security deposit as part of the Company’s new data center. The Company recorded the $3,751 under long-term security deposits on its Consolidated Balance Sheet as of December 31, 2015.